Costs of services and general and administrative costs (Tables)	12 Months Ended
Dec. 31, 2019
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Costs of Services and General Administrative Costs

Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Costs of services	10,825.1	10,559.1	10,481.6
General and administrative costs	1,113.1	1, 242 . 3	1,086.9
	11,938.2	11,80 1 . 4	11,568.5
Costs of services and general and administrative costs include:
Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Staff costs (note 5)	7,090.6	6,950.6	7,065.1
Establishment costs	672.9	756.6	769.5
Media pass-through costs	1,656.2	1,458.0	1,429.4
Other costs of services and general and administrative costs 2	2,518.5	2,6 36 . 2	2,304.5
	11,938.2	11,80 1 . 4	11,568.5
Other costs of services and general and administrative costs include:
Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Goodwill impairment (note 14) 3	47.7	176.5	27.1
Investment write-downs	7.5	2.0	91.7
Restructuring and transformation costs	153.5	265.5	56.8
Litigation settlement	(16.8)	–	–
Gain on sale of freehold property in New York	(7.9)	–	–
Amortisation and impairment of acquired intangible assets	121.5	201.8	138.0
Amortisation of other intangible assets	21.2	20.7	20.1
Depreciation of property, plant and equipment	185.5	188.6	189.0
Depreciation of right-of-use assets	301.6	–	–
Losses on sale of property, plant and equipment	3.2	0.6	1.2
Gains on disposal of investments and subsidiaries	(40.4)	(237.9)	(98.7)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership	(0.4)	(2.0)	0.3
Net foreign exchange losses/(gains)	6.1	(13.0)	8.0
Short-term lease expense	83.8	–	–
Low-value lease expense	2.9	–	–

Notes
1	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
2	Other costs of services and general and administrative costs include £731.4 million (2018: £713.0 million, 2017: £573.1 million) of other pass-through costs.
3	Figures in 2018 have been restated, as described in the accounting policies.

Auditors' Remuneration
Auditors’ remuneration:

	2019 £m	2018 £m		2017 £m
Fees payable to the Company’s auditors for the audit of the Company’s annual accounts	1.5	1.4		1.4
The audit of the Company’s subsidiaries pursuant to legislation	28.0	25.2	1	20.7
Other services pursuant to legislation	5.0	4.2		4.0
Fees payable to the auditors pursuant to legislation	34.5	30.8		26.1
Tax advisory services	–	–		0.1
Tax compliance services	–	0.1		0.1
Other services 1	8.2	4.7		4.6
Total non-audit fees	8.2	4.8		4.8
Total fees	42.7	35.6		30.9

Note
1	Includes a true-up of £3.5 million.
2	Other services include audits for earnout purposes.